DEFERRED GOVERNMENT GRANTS (Tables)	9 Months Ended
Sep. 30, 2024
DEFERRED GOVERNMENT GRANTS.
Schedule of movements of deferred government grants

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Balance at beginning of the period	6,318	153,174
Additions	100,083	132,101
Recognized as a reduction of depreciation expense	(5,966)	(10,796)
Balance at end of the period	100,435	274,479